SHARE-BASED PAYMENT (Details 3)		12 Months Ended
		Dec. 31, 2018 USD ($) Year	Dec. 31, 2017 USD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at the grant date	[1]	$ 2,600,000	$ 1,100,000
Rate of expected dividends		0	0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at the grant date		2.93	2.54
Exercise price		$ 2.94	$ 2.62
Expected volatility	[2]	54.00%	66.90%
Expected life of the option | Year	[3]	5.38	5.13
Risk-free interest rate	[4]	1.41%	0.86%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at the grant date		$ 4.00	$ 3.92
Exercise price		$ 4.00	$ 3.92
Expected volatility	[2]	71.80%	78.10%
Expected life of the option | Year	[3]	7	7.06
Risk-free interest rate	[4]	3.10%	2.75%

[1]	NIS-denominated amounts have been presented in dollars using the Bank of Israel exchange rate in effect on December 31 in the year being presented.
[2]	The anticipated volatility is based on the historical volatility of the Company's share price.
[3]	For options granted to the Company's chief executive officer ("CEO"), the expected life is subject to certain conditions as set out in Note 16B (Transactions and Balances with Related Parties - CEO Compensation), and will be assessed in each period in accordance with the probability of their occurrence.
[4]	The risk-free interest rate is based on the yield to maturity of Israeli government bonds for options with an NIS exercise price, and of U.S. Treasury Securities for options with a dollar exercise price, having a duration to maturity equal to the expected life of the options.